SEGMENT INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Date at which the Company announced a restructuring plan to divest its subsidiaries in the Construction and Engineering Services and Rail Services (Date)	Dec. 01, 2010
Date at which the Company assessed the classification of HKEC and found it best to forego selling HKEC (Date)	Dec. 01, 2011